Insurance - Summary of the Insurance Liability by Remaining Coverage and Incurred Claims (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of year	$ 13,349	$ 12,117
Insurance service results	(347)	(424)
Net finance expenses from insurance contracts	2,206	179
Total cash flows	2,040	1,475
Other changes in the net carrying amount of the insurance contract		2
Insurance contract liabilities, end of year	17,248	13,349
Liabilities for remaining coverage [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of year	13,114	11,850
Insurance service results	(1,448)	(1,403)
Net finance expenses from insurance contracts	2,206	179
Total cash flows	3,176	2,488
Other changes in the net carrying amount of the insurance contract	(1)
Insurance contract liabilities, end of year	17,047	13,114
Liabilities for incurred claims [member]
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Insurance contract liabilities, beginning of year	235	267
Insurance service results	1,101	979
Total cash flows	(1,136)	(1,013)
Other changes in the net carrying amount of the insurance contract	1	2
Insurance contract liabilities, end of year	$ 201	$ 235